Supplemental Consolidating Financial Information - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jul. 05, 2017	Apr. 26, 2012	Apr. 05, 2011
Condensed Financial Statements, Captions [Line Items]
Long-term debt, Carrying Value	$ 14,208,658	$ 14,198,084
Other comprehensive income (loss)	(11,469)	2,134	$ 34,088
Intelsat Jackson [Member]
Condensed Financial Statements, Captions [Line Items]
Long-term debt, Carrying Value	11,684,650	11,702,378				$ 2,650,000
Other comprehensive income (loss)	$ (11,500)	2,100	$ 34,100
Intelsat Jackson [Member] | 7.25% Senior Notes due April 2019 [Member]
Condensed Financial Statements, Captions [Line Items]
Long-term debt, Carrying Value		$ 1,500,000		$ 1,500,000		$ 1,500,000
Senior Notes, Interest rate	7.25%	7.25%		7.25%		7.25%
Intelsat Jackson [Member] | 7.5% Senior Notes due April 2021 [Member]
Condensed Financial Statements, Captions [Line Items]
Long-term debt, Carrying Value	$ 1,150,000	$ 1,150,000				$ 1,150,000
Senior Notes, Interest rate	7.50%	7.50%				7.50%
Intelsat Jackson [Member] | 7.25% Senior Notes due October 2020 [Member]
Condensed Financial Statements, Captions [Line Items]
Long-term debt, Carrying Value	$ 2,200,000	$ 2,200,000			$ 1,200,000
Senior Notes, Interest rate	7.25%	7.25%			7.25%